Property and Equipment - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization	$ (27,301)	$ (24,779)
Property and equipment, net	22,196	20,943
Capital leased assets, gross	2,400	1,600
Capital leased assets, accumulated amortization	533	300
Capitalized interest	136	142	$ 230
Depreciation expense	5,800	6,000	4,400
Additional depreciation expense	63	101	$ 85
Buildings and equipment
Property, Plant and Equipment [Line Items]
Property and equipment	2,066	1,657
Wireless communications systems
Property, Plant and Equipment [Line Items]
Property and equipment	32,706	29,272
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	1,182	1,068
Capitalized software
Property, Plant and Equipment [Line Items]
Property and equipment	10,563	8,488
Leased wireless devices
Property, Plant and Equipment [Line Items]
Property and equipment	1,209	2,624
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,771	$ 2,613
Maximum | Buildings and equipment
Property, Plant and Equipment [Line Items]
Useful life (in years)	40 years
Maximum | Wireless communications systems
Property, Plant and Equipment [Line Items]
Useful life (in years)	20 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life (in years)	12 years
Maximum | Capitalized software
Property, Plant and Equipment [Line Items]
Useful life (in years)	10 years
Maximum | Leased wireless devices
Property, Plant and Equipment [Line Items]
Useful life (in years)	18 months